Statement of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage
Beginning Balance (inception) at Sep. 18, 2003	$ 100	$ 100
Beginning Balance (inception) (Shares) at Sep. 18, 2003		100,000
Net loss	(1,050)			(1,050)
Balance at Dec. 31, 2003	(950)	100		(1,050)
Balance (Shares) at Dec. 31, 2003		100,000
Net loss	(1,250)			(1,250)
Balance at Dec. 31, 2004	(2,200)	100		(2,300)
Balance (Shares) at Dec. 31, 2004		100,000
Net loss	(1,650)			(1,650)
Balance at Dec. 31, 2005	(3,850)	100		(3,950)
Balance (Shares) at Dec. 31, 2005		100,000
Net loss	(1,800)			(1,800)
Balance at Dec. 31, 2006	(5,650)	100		(5,750)
Balance (Shares) at Dec. 31, 2006		100,000
Net loss	(2,250)			(2,250)
Balance at Dec. 31, 2007	(7,900)	100		(8,000)
Balance (Shares) at Dec. 31, 2007		100,000
Net loss	(3,250)			(3,250)
Balance at Dec. 31, 2008	(11,150)	100		(11,250)
Balance (Shares) at Dec. 31, 2008		100,000
Net loss	(3,250)			(3,250)
Balance at Dec. 31, 2009	(14,400)	100		(14,500)
Balance (Shares) at Dec. 31, 2009		100,000
Accrued expenses paid by stockholder	12,650		12,650
Common stock issued for compensation at $0.05 per share on January 5, 2010	165,500	3,310	162,190
Common stock issued for compensation at $0.05 per share on January 5, 2010 (Shares)		3,310,000
Sale of common stock at $0.05 per share on February 16, 2010	61,500	1,230	60,270
Sale of common stock at $0.05 per share on February 16, 2010 (Shares)		1,230,000
Common stock issued for compensation at $0.05 per share on June 14, 2010	1,250,000	25,000	1,225,000
Common stock issued for compensation at $0.05 per share on June 14, 2010 (Shares)		25,000,000
Net loss	(1,450,346)			(1,450,346)
Balance at Dec. 31, 2010	24,904	29,640	1,460,110	(1,464,846)
Balance (Shares) at Dec. 31, 2010		29,640,000
Common stock issued for compensation at $0.05 per share on October 21, 2011	146,718	2,934	143,784
Common stock issued for compensation at $0.05 per share on October 21, 2011 (Shares)		2,934,360
Net loss	(155,507)			(155,507)
Balance at Dec. 31, 2011	16,115	32,574	1,603,894	(1,620,353)
Balance (Shares) at Dec. 31, 2011		32,574,360
Net loss	(11,909)			(11,909)
Balance at Jun. 30, 2012	$ 4,206	$ 32,574	$ 1,603,894	$ (1,632,262)
Balance (Shares) at Jun. 30, 2012		32,574,360